COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

During the three-month periods ended March 31, 2023 and 2022, various claims and lawsuits, incidental to the ordinary course of our business, may be brought against the Company. In the opinion of management, after consultation with legal counsel, resolution of any of these matters is not expected to have a material effect on the Company’s condensed consolidated financial statements.

Contractual Obligations

The Company does not believe there are any off-balance sheet arrangements that have, or are reasonably likely to have, a material effect on the Company. As of March 31, 2023 and December 31, 2022 there was approximately $0 and $0, respectively, in outstanding letters of credit issued in the normal course of business. These letters of credit would reduce our available borrowings, if we had any. During the three months ended March 31, 2023 the Company entered into a line of credit with a major financial institution.

Executive Employment Agreements and Independent Contractor Agreements

The Company has written employment agreements with its Chief Executive Officer and various other executive officers. All payments made to its executive officers and other service providers are analyzed and determined by the board of directors compensation committee; some payments made to independent contractors (or officer payments as non-employee compensation) may be subject to backup withholding or the general withholding of payroll taxes which may make the Company responsible for the withholding of those taxes. Certain service providers are responsible for their own withholding and payment of taxes. Certain state taxing authorities may otherwise disagree with that analysis.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

During the years ended December 31, 2022 and December 31, 2021, various claims and lawsuits, incidental to the ordinary course of our business, may be brought against the Company. In the opinion of management, after consultation with legal counsel, resolution of any of these matters is not expected to have a material effect on the Company’s consolidated financial statements.

Contractual Obligations

The Company does not believe there are any off-balance sheet arrangements that have, or are reasonably likely to have, a material effect on the Company. As of December 31, 2022 and December 31, 2021 there was approximately none and none, respectively, in outstanding letters of credit issued in the normal course of business. These letters of credit would reduce our available borrowings, if we had any. The Company subsequent to year end entered into a line of credit with a major financial institution (see Note – 14 - Subsequent Events).

Executive Employment Agreements and Independent Contractor Agreements

The Company has written employment agreements with its Chief Executive Officer and various other executive officers. All payments made to its executive officers and other service providers are analyzed and determined by the board of directors compensation committee; some payments made to independent contractors (or officer payments as non-employee compensation) may be subject to backup withholding or the general withholding of payroll taxes which may make the Company responsible for the withholding of those taxes. Certain service providers are responsible for their own withholding and payment of taxes. Certain state taxing authorities may otherwise disagree with that analysis.